Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Citigroup Commercial Mortgage Securities Inc.
Citi Real Estate Funding Inc.

(together, the “Company”)
Citigroup Global Markets Inc.
Bank of Montreal

BMO Capital Markets Corp.

Deutsche Bank AG, New York Branch
Deutsche Bank Securities Inc.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Societe Generale Financial Corporation
SG Americas Securities, LLC

ING Financial Markets LLC
(collectively, the “Specified Parties”):

Re: BFLD Commercial Mortgage Trust 2025-5MW – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “BFLD 2025-5MW_Accounting Tape_Final.xlsx” provided by the Company on September 10, 2025 (the “Data File”), containing information on one mortgage loan (the “Mortgage Loan”) and one related property (the “Property”) as of September 23, 2025 (the “Cut-off Date”), which we were informed is intended to be included as collateral in the offering by BFLD Commercial Mortgage Trust 2025-5MW, Commercial Mortgage Pass- Through Certificates, Series 2025-5MW (the “Certificates”). The Company is responsible for the specified attributes identified by the Company in the Data File.

On March 20, 2025, we issued an independent accountants’ agreed-upon procedures report relating to certain information with respect to one mortgage loan and one related property. The Company informed us that Loan Files had been updated and the Cut-off Date had changed and requested that a new report be issued. The independent accountants’ agreed-upon procedures report described herein supersedes the report issued on March 20, 2025. Furthermore, the specified parties are instructed to no longer use or rely upon the report issued on March 20, 2025.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term "Provided by the Company”, when used in the “Source Document(s)” column of Attachment A, means we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
•	The term “Loan Files” means the electronic copies of source documents provided by the Company and listed in Attachment A. Where the term “Draft” is used, it means source documents provided by the Company and listed in the Attachment A are in draft form and are not executed with signatures as of the date of this report. We make no representation regarding the validity or accuracy of any of the source documents.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.

•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology column of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Provided Information” means the Cut-off Date, Loan Files, and Calculation Methodology.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	For the Mortgage Loan and Property included in the Data File, we compared the Compared Attributes in the Data File (except for those with “Provided by the Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, constituted an exception, except for those Compared Attributes with “Provided by the Company” in the “Source Document(s)” column of Attachment A. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column of Attachment A, with the highest priority document listed first.
2

B.	For the Mortgage Loan and Property included in the Data File, we recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, and (ii) the Calculation Methodology.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and related Property, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan and related Property that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
September 10, 2025

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Property ID	Provided by the Company
Property Rank	Provided by the Company
Property Name	Provided by the Company
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Address	Appraisal Report
City	Appraisal Report
County	Appraisal Report
State	Appraisal Report
Zip	Appraisal Report
Market	Appraisal Report
Submarket	Appraisal Report
Year Built	Appraisal Report
Year Renovated	website "https://www.brookfieldproperties.com/en/our- properties/five-manhattan-west-286/"
Total NRA	Underwriting File, Space Breakdown Spreadsheet
Unit of Measure	Underwriting File
Occupancy (%)	Underwriting File
Occupancy Date	Underwriting File
% of NRA Leased to Investment Grade Tenants	Underwriting File, Investment Grade Tenants Indicator Document
% of UW Gross Rent from Investment Grade Tenants	Underwriting File, Investment Grade Tenants Indicator Document
# of tenants	Underwriting File
WA Lease Expiration Date	Underwriting File
WA Lease Term Remaining	Underwriting File
A-1

ATTACHMENT A

Attribute	Source Document(s)
Ownership Interest	Title Policy
Senior Mortgage Loan Trust Closing Date Balance	Provided by the Company
Senior Mortgage Loan Trust Maturity Date Balance	Provided by the Company
Senior Mortgage Loan Companion Closing Date Balance	Provided by the Company
Senior Mortgage Loan Companion Maturity Date Balance	Provided by the Company
Total Senior Mortgage Loan Closing Date Balance	Provided by the Company
Total Senior Mortgage Loan Maturity Date Balance	Provided by the Company
Junior Mortgage Loan Closing Date Balance	Provided by the Company
Junior Mortgage Loan Maturity Date Balance	Provided by the Company
Whole Mortgage Loan Closing Date Balance	Provided by the Company
Whole Mortgage Loan Maturity Date Balance	Provided by the Company
Individual As-Is Appraised Value Date	Appraisal Report
Individual As-Is Appraised Value	Appraisal Report
Engineering Report Provider	Engineering Report
Engineering Report Date	Engineering Report
Environmental Report Provider	Environmental Report
Environmental Report Date	Environmental Report
Phase II Required?	Environmental Report
Seismic Zone	Seismic Report, Engineering Report
PML %	Seismic Report, Engineering Report
Origination Date	Draft Loan Agreement
Senior Mortgage Loan Coupon	Provided by the Company
Junior Mortgage Loan Coupon	Provided by the Company
Whole Mortgage Loan Coupon	Provided by the Company
Interest Calculation (30/360 / Actual/360)	Draft Loan Agreement
Amort Type	Draft Loan Agreement
Grace Period	Draft Loan Agreement
A-2

ATTACHMENT A

Attribute	Source Document(s)
First Loan Payment Date	Draft Loan Agreement
Original Amortization Term (Months)	Draft Loan Agreement
Original IO Term (Months)	Draft Loan Agreement
Maturity Date	Draft Loan Agreement
Lockbox	Draft Loan Agreement
Cash Management Type	Draft Loan Agreement
Cash Management Trigger	Draft Loan Agreement
Administrative Fee Rate (%)	Admin Fee Schedule
Prepayment Provision	Draft Loan Agreement
Partial Release Allowed?	Draft Loan Agreement
Property Release Description	Draft Loan Agreement
Initial Tax Escrow	Draft Loan Agreement
Ongoing Tax Escrow Monthly	Draft Loan Agreement
Tax Escrow Springing Conditions	Draft Loan Agreement
Initial Insurance Escrow	Draft Loan Agreement
Ongoing Insurance Escrow Monthly	Draft Loan Agreement
Insurance Escrow Springing Conditions	Draft Loan Agreement
Initial Immediate Repairs Escrow	Draft Loan Agreement
Initial CapEx Escrow	Draft Loan Agreement
Ongoing Cap Ex Escrow Monthly	Draft Loan Agreement
Cap Ex Escrow Springing Conditions	Draft Loan Agreement
Initial TI/LC Escrow	Draft Loan Agreement
Ongoing TI/LC Escrow Monthly	Draft Loan Agreement
TI/LC Escrow Springing Conditions	Draft Loan Agreement
Initial Other Escrow	Draft Loan Agreement, 5MW - Unfunded Obligations Aug 2025.xlsx
Ongoing Other Escrow Monthly	Draft Loan Agreement
A-3

ATTACHMENT A

Attribute	Source Document(s)
Ongoing Other Escrow Springing Condition	Draft Loan Agreement
Other Escrow Description	Draft Loan Agreement, 5MW - Unfunded Obligations Aug 2025.xlsx
Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File, Lease, Lease Abstract
Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File
Largest Tenant (by UW Gross Rent) NRA	Underwriting File
Largest Tenant (by UW Gross Rent) % of NRA	Underwriting File
Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File
Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File
2nd Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File, Lease, Lease Abstract
2nd Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File
2nd Largest Tenant (by UW Gross Rent) NRA	Underwriting File
2nd Largest Tenant (by UW Gross Rent) % of NRA	Underwriting File
2nd Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File
2nd Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File
3rd Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File, Lease, Lease Abstract
3rd Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File
3rd Largest Tenant (by UW Gross Rent) NRA	Underwriting File
3rd Largest Tenant (by UW Gross Rent) % of NRA	Underwriting File
3rd Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File
3rd Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File
Base Rent 2018	Underwriting File
Base Rent 2019	Underwriting File
Base Rent 2020	Underwriting File
Base Rent 2021	Underwriting File
Base Rent 2022	Underwriting File
Base Rent 2023	Underwriting File
A-4

ATTACHMENT A

Attribute	Source Document(s)
Base Rent 2024	Underwriting File
Base Rent July 2025 TTM	Underwriting File
Base Rent Sponsor 2025 Budget	Underwriting File
Base Rent UW (In-Place)	Underwriting File
Rent Steps 2018	Underwriting File
Rent Steps 2019	Underwriting File
Rent Steps 2020	Underwriting File
Rent Steps 2021	Underwriting File
Rent Steps 2022	Underwriting File
Rent Steps 2023	Underwriting File
Rent Steps 2024	Underwriting File
Rent Steps July 2025 TTM	Underwriting File
Rent Steps Sponsor 2025 Budget	Underwriting File
Rent Steps UW (In-Place)	Underwriting File
Credit Rent Steps 2018	Underwriting File
Credit Rent Steps 2019	Underwriting File
Credit Rent Steps 2020	Underwriting File
Credit Rent Steps 2021	Underwriting File
Credit Rent Steps 2022	Underwriting File
Credit Rent Steps 2023	Underwriting File
Credit Rent Steps 2024	Underwriting File
Credit Rent Steps July 2025 TTM	Underwriting File
Credit Rent Steps Sponsor 2025 Budget	Underwriting File
Credit Rent Steps UW (In-Place)	Underwriting File
Total Rental Revenue 2018	Underwriting File
Total Rental Revenue 2019	Underwriting File
Total Rental Revenue 2020	Underwriting File
A-5

ATTACHMENT A

Attribute	Source Document(s)
Total Rental Revenue 2021	Underwriting File
Total Rental Revenue 2022	Underwriting File
Total Rental Revenue 2023	Underwriting File
Total Rental Revenue 2024	Underwriting File
Total Rental Revenue July 2025 TTM	Underwriting File
Total Rental Revenue Sponsor 2025 Budget	Underwriting File
Total Rental Revenue UW (In-Place)	Underwriting File
Recoveries 2018	Underwriting File
Recoveries 2019	Underwriting File
Recoveries 2020	Underwriting File
Recoveries 2021	Underwriting File
Recoveries 2022	Underwriting File
Recoveries 2023	Underwriting File
Recoveries 2024	Underwriting File
Recoveries July 2025 TTM	Underwriting File
Recoveries Sponsor 2025 Budget	Underwriting File
Recoveries UW (In-Place)	Underwriting File
Percentage Rent 2018	Underwriting File
Percentage Rent 2019	Underwriting File
Percentage Rent 2020	Underwriting File
Percentage Rent 2021	Underwriting File
Percentage Rent 2022	Underwriting File
Percentage Rent 2023	Underwriting File
Percentage Rent 2024	Underwriting File
Percentage Rent July 2025 TTM	Underwriting File
Percentage Rent Sponsor 2025 Budget	Underwriting File
Percentage Rent UW (In-Place)	Underwriting File
A-6

ATTACHMENT A

Attribute	Source Document(s)
Other Revenue 2018	Underwriting File
Other Revenue 2019	Underwriting File
Other Revenue 2020	Underwriting File
Other Revenue 2021	Underwriting File
Other Revenue 2022	Underwriting File
Other Revenue 2023	Underwriting File
Other Revenue 2024	Underwriting File
Other Revenue July 2025 TTM	Underwriting File
Other Revenue Sponsor 2025 Budget	Underwriting File
Other Revenue UW (In-Place)	Underwriting File
Effective Gross Income 2018	Underwriting File
Effective Gross Income 2019	Underwriting File
Effective Gross Income 2020	Underwriting File
Effective Gross Income 2021	Underwriting File
Effective Gross Income 2022	Underwriting File
Effective Gross Income 2023	Underwriting File
Effective Gross Income 2024	Underwriting File
Effective Gross Income July 2025 TTM	Underwriting File
Effective Gross Income Sponsor 2025 Budget	Underwriting File
Effective Gross Income UW (In-Place)	Underwriting File
Management Fees 2018	Underwriting File
Management Fees 2019	Underwriting File
Management Fees 2020	Underwriting File
Management Fees 2021	Underwriting File
Management Fees 2022	Underwriting File
Management Fees 2023	Underwriting File
Management Fees 2024	Underwriting File
A-7

ATTACHMENT A

Attribute	Source Document(s)
Management Fees July 2025 TTM	Underwriting File
Management Fees Sponsor 2025 Budget	Underwriting File
Management Fees UW (In-Place)	Underwriting File
General & Administrative 2018	Underwriting File
General & Administrative 2019	Underwriting File
General & Administrative 2020	Underwriting File
General & Administrative 2021	Underwriting File
General & Administrative 2022	Underwriting File
General & Administrative 2023	Underwriting File
General & Administrative 2024	Underwriting File
General & Administrative July 2025 TTM	Underwriting File
General & Administrative Sponsor 2025 Budget	Underwriting File
General & Administrative UW (In-Place)	Underwriting File
Repairs & Maintenance 2018	Underwriting File
Repairs & Maintenance 2019	Underwriting File
Repairs & Maintenance 2020	Underwriting File
Repairs & Maintenance 2021	Underwriting File
Repairs & Maintenance 2022	Underwriting File
Repairs & Maintenance 2023	Underwriting File
Repairs & Maintenance 2024	Underwriting File
Repairs & Maintenance July 2025 TTM	Underwriting File
Repairs & Maintenance Sponsor 2025 Budget	Underwriting File
Repairs & Maintenance UW (In-Place)	Underwriting File
CAM 2018	Underwriting File
CAM 2019	Underwriting File
CAM 2020	Underwriting File
CAM 2021	Underwriting File
A-8

ATTACHMENT A

Attribute	Source Document(s)
CAM 2022	Underwriting File
CAM 2023	Underwriting File
CAM 2024	Underwriting File
CAM July 2025 TTM	Underwriting File
CAM Sponsor 2025 Budget	Underwriting File
CAM UW (In-Place)	Underwriting File
Utilities 2018	Underwriting File
Utilities 2019	Underwriting File
Utilities 2020	Underwriting File
Utilities 2021	Underwriting File
Utilities 2022	Underwriting File
Utilities 2023	Underwriting File
Utilities 2024	Underwriting File
Utilities July 2025 TTM	Underwriting File
Utilities Sponsor 2025 Budget	Underwriting File
Utilities UW (In-Place)	Underwriting File
Cleaning 2018	Underwriting File
Cleaning 2019	Underwriting File
Cleaning 2020	Underwriting File
Cleaning 2021	Underwriting File
Cleaning 2022	Underwriting File
Cleaning 2023	Underwriting File
Cleaning 2024	Underwriting File
Cleaning July 2025 TTM	Underwriting File
Cleaning Sponsor 2025 Budget	Underwriting File
Cleaning UW (In-Place)	Underwriting File
Security 2018	Underwriting File
A-9

ATTACHMENT A

Attribute	Source Document(s)
Security 2019	Underwriting File
Security 2020	Underwriting File
Security 2021	Underwriting File
Security 2022	Underwriting File
Security 2023	Underwriting File
Security 2024	Underwriting File
Security July 2025 TTM	Underwriting File
Security Sponsor 2025 Budget	Underwriting File
Security UW (In-Place)	Underwriting File
HVAC 2018	Underwriting File
HVAC 2019	Underwriting File
HVAC 2020	Underwriting File
HVAC 2021	Underwriting File
HVAC 2022	Underwriting File
HVAC 2023	Underwriting File
HVAC 2024	Underwriting File
HVAC July 2025 TTM	Underwriting File
HVAC Sponsor 2025 Budget	Underwriting File
HVAC UW (In-Place)	Underwriting File
Elevator 2018	Underwriting File
Elevator 2019	Underwriting File
Elevator 2020	Underwriting File
Elevator 2021	Underwriting File
Elevator 2022	Underwriting File
Elevator 2023	Underwriting File
Elevator 2024	Underwriting File
Elevator July 2025 TTM	Underwriting File
A-10

ATTACHMENT A

Attribute	Source Document(s)
Elevator Sponsor 2025 Budget	Underwriting File
Elevator UW (In-Place)	Underwriting File
Insurance 2018	Underwriting File
Insurance 2019	Underwriting File
Insurance 2020	Underwriting File
Insurance 2021	Underwriting File
Insurance 2022	Underwriting File
Insurance 2023	Underwriting File
Insurance 2024	Underwriting File
Insurance July 2025 TTM	Underwriting File
Insurance Sponsor 2025 Budget	Underwriting File
Insurance UW (In-Place)	Underwriting File
Real Estate Taxes 2018	Underwriting File
Real Estate Taxes 2019	Underwriting File
Real Estate Taxes 2020	Underwriting File
Real Estate Taxes 2021	Underwriting File
Real Estate Taxes 2022	Underwriting File
Real Estate Taxes 2023	Underwriting File
Real Estate Taxes 2024	Underwriting File
Real Estate Taxes July 2025 TTM	Underwriting File
Real Estate Taxes Sponsor 2025 Budget	Underwriting File
Real Estate Taxes UW (In-Place)	Underwriting File
Non-Reimbursable 2018	Underwriting File
Non-Reimbursable 2019	Underwriting File
Non-Reimbursable 2020	Underwriting File
Non-Reimbursable 2021	Underwriting File
Non-Reimbursable 2022	Underwriting File
A-11

ATTACHMENT A

Attribute	Source Document(s)
Non-Reimbursable 2023	Underwriting File
Non-Reimbursable 2024	Underwriting File
Non-Reimbursable July 2025 TTM	Underwriting File
Non-Reimbursable Sponsor 2025 Budget	Underwriting File
Non-Reimbursable UW (In-Place)	Underwriting File
Total Operating Expenses 2018	Underwriting File
Total Operating Expenses 2019	Underwriting File
Total Operating Expenses 2020	Underwriting File
Total Operating Expenses 2021	Underwriting File
Total Operating Expenses 2022	Underwriting File
Total Operating Expenses 2023	Underwriting File
Total Operating Expenses 2024	Underwriting File
Total Operating Expenses July 2025 TTM	Underwriting File
Total Operating Expenses Sponsor 2025 Budget	Underwriting File
Total Operating Expenses UW (In-Place)	Underwriting File
Net Operating Income 2018	Underwriting File
Net Operating Income 2019	Underwriting File
Net Operating Income 2020	Underwriting File
Net Operating Income 2021	Underwriting File
Net Operating Income 2022	Underwriting File
Net Operating Income 2023	Underwriting File
Net Operating Income 2024	Underwriting File
Net Operating Income July 2025 TTM	Underwriting File
Net Operating Income Sponsor 2025 Budget	Underwriting File
Net Operating Income UW (In-Place)	Underwriting File
TI/LC's 2018	Underwriting File
TI/LC's 2019	Underwriting File
A-12

ATTACHMENT A

Attribute	Source Document(s)
TI/LC's 2020	Underwriting File
TI/LC's 2021	Underwriting File
TI/LC's 2022	Underwriting File
TI/LC's 2023	Underwriting File
TI/LC's 2024	Underwriting File
TI/LC's July 2025 TTM	Underwriting File
TI/LC's Sponsor 2025 Budget	Underwriting File
TI/LC's UW (In-Place)	Underwriting File
Replacement Reserves 2018	Underwriting File
Replacement Reserves 2019	Underwriting File
Replacement Reserves 2020	Underwriting File
Replacement Reserves 2021	Underwriting File
Replacement Reserves 2022	Underwriting File
Replacement Reserves 2023	Underwriting File
Replacement Reserves 2024	Underwriting File
Replacement Reserves July 2025 TTM	Underwriting File
Replacement Reserves Sponsor 2025 Budget	Underwriting File
Replacement Reserves UW (In-Place)	Underwriting File
Net Cash Flow 2018	Underwriting File
Net Cash Flow 2019	Underwriting File
Net Cash Flow 2020	Underwriting File
Net Cash Flow 2021	Underwriting File
Net Cash Flow 2022	Underwriting File
Net Cash Flow 2023	Underwriting File
Net Cash Flow 2024	Underwriting File
Net Cash Flow July 2025 TTM	Underwriting File
Net Cash Flow Sponsor 2025 Budget	Underwriting File
A-13

ATTACHMENT A

Attribute	Source Document(s)
Net Cash Flow UW (In-Place)	Underwriting File
A-14

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Senior Mortgage Loan Trust Closing Date Balance per SF	Senior Mortgage Loan Trust Closing Date Balance divided by Total NRA
% of Senior Mortgage Loan Trust Closing Date Balance	Senior Mortgage Loan Trust Closing Date Balance divided by the aggregate sum of each Senior Mortgage Loan Trust Closing Date Balance
Senior Mortgage Loan Companion Closing Date Balance per SF	Senior Mortgage Loan Companion Closing Date Balance divided by Total NRA
% of Senior Mortgage Loan Companion Closing Date Balance	Senior Mortgage Loan Companion Closing Date Balance divided by the aggregate sum of each Senior Mortgage Loan Companion Closing Date Balance
Total Senior Mortgage Loan Closing Date Balance per SF	Total Senior Mortgage Loan Closing Date Balance divided by Total NRA
% of Total Senior Mortgage Loan Closing Date Balance	Total Senior Mortgage Loan Closing Date Balance divided by the aggregate sum of each Total Senior Mortgage Loan Closing Date Balance
Junior Mortgage Loan Closing Date Balance per SF	Junior Mortgage Loan Closing Date Balance divided by Total NRA
% of Junior Mortgage Loan Closing Date Balance	Junior Mortgage Loan Closing Date Balance divided by the aggregate sum of each Junior Mortgage Loan Closing Date Balance
Whole Mortgage Loan Closing Date Balance per SF	Whole Mortgage Loan Closing Date Balance divided by Total NRA
% of Whole Mortgage Loan Closing Date Balance	Whole Mortgage Loan Closing Date Balance divided by the aggregate sum of each Whole Mortgage Loan Closing Date Balance
Individual As-Is Appraised Value per SF	Individual As-Is Appraised Value divided by Total NRA
Senior Mortgage Trust Loan Monthly Debt Service Payment	Senior Mortgage Trust Loan Annual Debt Service Payment divided by 12
Senior Mortgage Trust Loan Annual Debt Service Payment	Product of i) Senior Mortgage Loan Coupon, ii) Senior Mortgage Loan Trust Closing Date Balance, and iii) 365/360
Total Senior Mortgage Loan Monthly Debt Service Payment	Total Senior Mortgage Loan Annual Debt Service Payment divided by 12
B-1

ATTACHMENT B

Attribute	Calculation Methodology
Total Senior Mortgage Loan Annual Debt Service Payment	Product of i) Senior Mortgage Loan Coupon, ii) Total Senior Mortgage Loan Closing Date Balance, and iii) 365/360
Junior Mortgage Loan Monthly Debt Service Payment	Junior Mortgage Loan Annual Debt Service Payment divided by 12
Junior Mortgage Loan Annual Debt Service Payment	Product of i) Junior Mortgage Loan Coupon, ii) Junior Mortgage Loan Closing Date Balance, and iii) 365/360
Whole Loan Monthly Debt Service Payment	Whole Loan Annual Debt Service Payment divided by 12
Whole Loan Annual Debt Service Payment	Product of i) Whole Mortgage Loan Coupon, ii) Whole Mortgage Loan Closing Date Balance, and iii) 365/360
Seasoning	Number of payments between and including the First Loan Payment Date and the Cut-off Date
Original Term to Maturity (Months)	Number of payments between and including First Loan Payment Date and Maturity Date
Remaining Term to Maturity (Months)	Original Term to Maturity (Months) minus Seasoning
Remaining Amortization Term (Months)	If Original Amortization Term (Months) equals 0, set to 0.
Remaining IO Term (Months)	Original IO Term (Months) minus Seasoning
Total Senior Mortgage Loan Closing Date LTV (As-is Value)	Total Senior Mortgage Loan Closing Date Balance divided by Individual As-Is Appraised Value
Total Senior Mortgage Loan Balloon LTV (As-is Value)	Total Senior Mortgage Loan Maturity Date Balance divided by Individual As-Is Appraised Value
Whole Mortgage Loan Closing Date LTV (As-is Value)	Whole Mortgage Loan Closing Date Balance divided by Individual As-Is Appraised Value
Whole Mortgage Loan Balloon LTV (As-is Value)	Whole Mortgage Loan Maturity Date Balance divided by Individual As-Is Appraised Value
Total Senior Mortgage Loan UW NOI Debt Yield	Net Operating Income UW (In-Place) divided by Total Senior Mortgage Loan Closing Date Balance
B-2

ATTACHMENT B

Attribute	Calculation Methodology
Total Senior Mortgage Loan UW NCF Debt Yield	Net Cash Flow UW (In-Place) divided by Total Senior Mortgage Loan Closing Date Balance
Whole Mortgage Loan UW NOI Debt Yield	Net Operating Income UW (In-Place) divided by Whole Mortgage Loan Closing Date Balance
Whole Mortgage Loan UW NCF Debt Yield	Net Cash Flow UW (In-Place) divided by Whole Mortgage Loan Closing Date Balance
Total Senior Mortgage Loan UW NOI DSCR	Net Operating Income UW (In-Place) divided by Total Senior Mortgage Loan Annual Debt Service Payment
Total Senior Mortgage Loan UW NCF DSCR	Net Cash Flow UW (In-Place) divided by Total Senior Mortgage Loan Annual Debt Service Payment
Whole Mortgage Loan UW NOI DSCR	Net Operating Income UW (In-Place) divided by Whole Loan Annual Debt Service Payment
Whole Mortgage Loan UW NCF DSCR	Net Cash Flow UW (In-Place) divided by Whole Loan Annual Debt Service Payment

B-3